Cover	9 Months Ended
Sep. 30, 2021
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Registrant Name	INTERPACE BIOSCIENCES, INC.
Entity Central Index Key	0001054102
Entity Tax Identification Number	22-2919486
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Morris Corporate Center 1
Entity Address, Address Line Two	Building C
Entity Address, Address Line Three	300 Interpace Parkway
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	855
Local Phone Number	776-6419
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Morris Corporate Center 1
Entity Address, Address Line Two	Building C
Entity Address, Address Line Three	300 Interpace Parkway
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054